LEASES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) ft²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
LEASES
Lessee, operating lease, existence of option to extend [true false]	true
Extension term	6 years
Interest income	$ 406	$ 390	$ 266
Product revenue from sales-type leases	16,082	15,707	15,937
Cost of product revenue from sales-type leases	823	1,406	$ 4,178
Short term net investment in lease receivable	12,985	11,682
Long-term net investment in lease receivable	$ 13,065	$ 15,753
Park Naymi
LEASES
Extension term	5 years
Area of premises (in Square Feet) | ft²	10,500
Operating lease, initial term of contract	7 years
New Leases
LEASES
ROU assets and lease liabilities	$ 25,810
Minimum
LEASES
Remaining lease term	1 year
Maximum
LEASES
Remaining lease term	12 years 5 months 15 days